Equity - Standby Equity Purchase Agreement (Details) shares in Millions			9 Months Ended
	Nov. 03, 2025 USD ($) D	Jul. 19, 2024 shares	Feb. 28, 2026 USD ($) shares
Equity
Term of purchase agreement	36 months
Volume weighted average price	98.00%
Pricing period (in days) | D	3
Maximum percentage of average daily traded amount	100.00%
Threshold trading days for payment of minimum amount of advance | D	5
Maximum share commitment amount | $	$ 30,000,000
Structuring fee | $	$ 25,000
Percentage of share commitment fee	1.00%
Percentage of shares issued as commitment fee	50.00%
Percentage of shares issuable as commitment fee on six-month anniversary of Purchase Agreement	50.00%
Prior written notice for termination (in days) | D	5
Number of shares sold | shares		25.4	3.2
Gross proceeds | $			$ 900,000